SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow statement items
Other items comprise:

(US $ millions)	Note	2017	2016
Stock-based compensation		$4	$2
Pension funding greater than expense		(3)	(3)
Cash interest paid greater than interest expense		(6)	—
Amortization of debt issue costs	12	2	2
Unrealized (gain) loss on outstanding forwards	18	(1)	1
Unrealized foreign exchange gain on translation of monetary balances		(4)	(1)
Unrealized foreign exchange gain on translation of tax balances		(1)	—
Other		1	(3)
		$(8)	$(2)
The net change in non-cash operating working capital balance comprises:

(US $ millions)	2017	2016
Cash (used for) provided by:
Accounts receivable	$(33)	$(20)
Prepaids	(1)	—
Inventory	(37)	(10)
Accounts payable and accrued liabilities	53	25
	$(18)	$(5)
Cash interest and income taxes comprise:
(US $ millions)	2017	2016
Cash income taxes paid, net	$2	$2
The net change in financial liabilities comprises:

(US $ millions)	2017	2016
Long-term debt	$(198)	$—
Other long-term debt	—	(30)
Accrued interest on long-term debt	(6)	2
Net decrease in financial liabilities	$(204)	$(28)

Cash and non-cash movements in financial liabilities comprise:

(US $ millions)	2017	2016
Cash movements:
Repayment of debt	$(200)	$—
Interest paid	(42)	(50)
A/R securitization repayments	—	(30)
	(242)	(80)
Non-cash movements:
Amortization of debt issue costs	2	2
Interest expense	36	50
	38	52
Net decrease in financial liabilities	$(204)	$(28)